Income (expense) from investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other gain (loss) from investments
Dividend income	€ 351	€ 230	€ 150
Nigeria LNG Ltd
Other gain (loss) from investments
Dividend income	247	144	113
Saudi European Petrochemical Co
Other gain (loss) from investments
Dividend income	77	€ 54	€ 28
Var Energi ASA
Other gain (loss) from investments
Capital gains realized from listing on Stock Exchange	448
Azule Energy Holdings Ltd
Other gain (loss) from investments
Capital gains from the fair value measurement of the business combination	2,542
Realized exchange differences on translation from the business combination	€ 764